SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2013, 2012 and 2011:

	2013		2012		2011
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	498,000	10.27	830,500	11.25	617,000	10.14
Granted	—	—	—	—	213,500	20.13
Exercised	(75,000)	5.29	(260,000)	7.17	—	—
Forfeited	—	—	(72,500)	18.05	—	—
Options outstanding at end of year	423,000	9.99	498,000	10.27	830,500	11.25
Exercisable at end of year	374,333	9.22	376,668	8.29	434,006	7.94

Weighted average assumptions used to calculate the fair values of options granted and modified
The fair values of options granted are estimated on the date of the grant using the Black-Scholes-Merton option valuation model. The weighted average assumptions used to calculate the fair values of new options granted in 2013, 2012 and 2011 are as follows:

	Options granted in year ended December 31
	2013	2012	2011
Risk free interest rate	—	—	1.13%
Expected volatility	—	—	65.6%
Expected dividend yield	—	—	0.00%
Expected life of options	—	—	3.5 years